Assets Held for Sale	12 Months Ended
Dec. 31, 2021
Assets Held for Sale
Assets Held for Sale

(7) Assets Held for Sale

On November 30, 2020, our Board approved and authorized to sell the Dornier Production Line and the trial production line by the way of open tendering at a realizable price.On December 20, 2020, Huizhou Yidu Yuzheng Digital Technology Co. LTD. (“Huizhou Yidu Yuzheng”) won the bidding at a total price (including VAT) of RMB141,100 (or approximately US$21,625) for the Dornier Production Line and the trial production line.

As of December 31, 2020, assets of Dornier Production Line and the trial production line, which was made by Mitsubishi for R & D met the criteria to be classified as held for sale in accordance with ASC 360-10 and are presented at the lower of the assets’ carrying amount or fair value less cost to sell by segment in current assets in the table below. These assets are considered non-core assets to the company’s operations and have been idle assets for many years. As of December 31, 2021, assets as held for sale had been completed.

	December 31, 2021		December 31, 2020
	RMB	US$	RMB
Dornier Production Line and the trial production line	0	0	122,919
	0	0	122,919